SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenue, net	$ 8,475,343	$ 8,245,268	$ 8,024,403
Income tax (expense) benefit	(75,649)	(43,591)	25,603
Interest expense	(72,264)	(81,113)	(56,371)
Depreciation	(91,262)	(93,970)	(98,703)
Amortization of intangible assets	(7,556)	(10,198)	(10,893)
Mark to market gains (losses)	10,139	(2,524)	(3,049)
Gain on asset sales	125	52,495	10,316
Incremental Charges, Biological Assets And Inventory	0	0	(41,145)
Net income	143,419	155,709	111,783
Unusual or Infrequent Item, or Both, Loss, Gross	0	(5,321)	0
Other activity	(1,686)	2,918	(39)
Loss from discontinued operations, net of income taxes	(28,880)	(21,818)	(56,447)
Income from continuing operations	172,299	177,527	168,230
Gain on asset sales	76,417	0	192
Goodwill, Impairment Loss	(36,684)	0	0
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax (expense) benefit	(4,858)	(5,826)	(5,623)
Interest expense	(3,806)	(5,348)	(1,731)
Depreciation	(6,397)	(7,224)	(8,073)
Amortization of intangible assets	(2,201)	(2,513)	(2,542)
Other activity	7,594	(460)	186
Fresh Fruit
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	214,848	208,930	205,547
Segment Reporting, Other Segment Item, Amount	3,100,000	2,900,000	2,800,000
Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	131,504	133,570	111,053
Segment Reporting, Other Segment Item, Amount	3,500,000	3,300,000	3,000,000
Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	45,851	42,618	43,796
Goodwill, Impairment Loss	(36,684)
Segment Reporting, Other Segment Item, Amount	1,600,000	1,800,000	1,900,000
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	8,588,500	8,368,979	8,165,377
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	3,293,527	3,135,866	3,047,149
Operating Segments | Diversified Fresh Produce - EMEA
Segment Reporting Information [Line Items]
Total revenue, net	3,608,692	3,432,945	3,152,561
Operating Segments | Diversified Fresh Produce - Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	1,686,281	1,800,168	1,965,667
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (113,157)	$ (123,711)	$ (140,974)